Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2024-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-29-2024	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		12/18/2024
2	Payment Date		12/20/2024
3	Collection Period	10/1/2024	11/29/2024	60
4	Monthly Interest Period - Actual/360	11/26/2024	12/19/2024	24
5	Monthly Interest - 30/360	11/26/2024	12/19/2024	24
6	SOFR Adjustment Date		11/22/2024

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
7	Class A-1 Notes	294,000,000.00	294,000,000.00	81,988,234.28	212,011,765.72	0.7211285
8	Class A-2-A Notes	443,000,000.00	443,000,000.00	-	443,000,000.00	1.0000000
9	Class A-2-B Notes	125,000,000.00	125,000,000.00	-	125,000,000.00	1.0000000
10	Class A-3 Notes	548,000,000.00	548,000,000.00	-	548,000,000.00	1.0000000
11	Class A-4 Notes	90,000,000.00	90,000,000.00	-	90,000,000.00	1.0000000
12	Total Securities	$1,500,000,000.00	$1,500,000,000.00	$81,988,234.28	$1,418,011,765.72

13	Overcollateralization	62,499,999.23	62,499,999.23		62,499,999.23
14	Adjusted Pool Balance	$1,562,499,999.23	$1,562,499,999.23	$81,988,234.28	$1,480,511,764.95
15	YSOC	186,917,713.52	186,917,713.52		174,703,925.12
16	Net Pool Balance	$1,749,417,712.75	$1,749,417,712.75	$81,988,234.28	$1,655,215,690.07

					Per $1000	Principal& Interest	Per $1000
		Coupon Rate	SOFR Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
17	Class A-1 Notes	4.62200%	N/A	905,912.00	3.0813333	82,894,146.28	281.9528785
18	Class A-2-A Notes	4.65000%	N/A	1,373,300.00	3.1000000	1,373,300.00	3.1000000
19	Class A-2-B Notes	5.08533%	4.72533%	423,777.50	3.3902200	423,777.50	3.3902200
20	Class A-3 Notes	4.63000%	N/A	1,691,493.33	3.0866667	1,691,493.33	3.0866667
21	Class A-4 Notes	4.67000%	N/A	280,200.00	3.1133333	280,200.00	3.1133333
22	Total Securities			4,674,682.83		86,662,917.11

C.	COLLECTIONS AND AVAILABLE FUNDS
23	Scheduled Principal Payments Received	57,994,953.61
24	Scheduled Interest Payments Received	13,080,870.84
25	Prepayments of Principal Received	32,742,817.24
26	Liquidation Proceeds	2,297,835.05
27	Recoveries Received	32,804.51
28	Other Payments Received to Reduce Principal
29	Subtotal: Total Collections	106,149,281.25
30	Repurchased Receivables	-
31	Reserve Account Excess Amount (Item 94)	2,419.81
32	Total Available Funds, prior to Servicer Advances	106,151,701.06
33	Servicer Advance (Item 77)	-
34	Total Available Funds + Servicer Advance	106,151,701.06
35	Reserve Account Draw Amount (Item 80)	-
36	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	106,151,701.06

D.	DISTRIBUTIONS
	Distribution Summary:
37	Prior Advance Reimbursement (Item 83)	-
38	Servicing Fees (Item 45)	2,915,696.19
39	Class A Noteholder Interest (Item 56)	4,674,682.83
40	Principal Distribution Amount (Item 81)	81,988,234.28
41	Amount Paid to Reserve Account to Reach Specified Balance	-
42	Other Amounts Paid to Trustees	-
43	Certificateholders Principal Distribution Amount	-
44	Remaining Funds to Seller	16,573,087.76

	Distribution Detail:	Due	Shortfall	Paid
45	Servicing Fees	2,915,696.19	-	2,915,696.19

	Pro rata:
46	Class A-1 Interest	905,912.00	-	905,912.00
47	Class A-2-A Interest	1,373,300.00	-	1,373,300.00
48	Class A-2-B Interest	423,777.50		423,777.50
49	Class A-3 Interest	1,691,493.33	-	1,691,493.33
50	Class A-4 Interest	280,200.00	-	280,200.00
51	Class A-1 Interest Carryover Shortfall	-	-	-
52	Class A-2-A Interest Carryover Shortfall	-	-	-
53	Class A-2-B Interest Carryover Shortfall
54	Class A-3 Interest Carryover Shortfall	-	-	-
55	Class A-4 Interest Carryover Shortfall	-	-	-
56	Class A Noteholder Interest	4,674,682.83	-	4,674,682.83

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
57	Beginning Adjusted Pool Balance		1,562,499,999.23
58	Beginning Net Pool Balance	1,749,417,712.75
59	Receipts of Scheduled Principal	(57,994,953.61)
60	Receipts of Prepaid Principal	(32,742,817.24)
61	Liquidation Proceeds	(2,297,835.05)
62	Other Collections of Principal	-
63	Principal Amount of Repurchases	-
64	Principal Amount of Defaulted Receivables	(1,166,416.78)
65	Ending Net Pool Balance	1,655,215,690.07
66	Yield Supplement Overcollateralization Amount	174,703,925.12
67	Adjusted Pool Balance	1,480,511,764.95
68	Less: Adjusted Pool Balance - End of Collection Period		1,480,511,764.95
69	Calculated Principal Distribution Amount		81,988,234.28

	Calculation of Servicer Advance:
70	Available Funds, prior to Servicer Advances (Item 32)		106,151,701.06
71	Less: Prior Advance Reimbursement (Item 37)		-
72	Less: Servicing Fees Paid (Item 38)		2,915,696.19
73	Less: Interest Paid to Noteholders (Item 39)		4,674,682.83
74	Less: Calculated Principal Distribution (Item 69)		81,988,234.28
75	Equals: Remaining Available Funds before Servicer Advance		16,573,087.76
76	Monthly Loan Payments Due on Included Units but not received (N/A if Item 75 > 0)		N/A
77	Servicer Advance (If Item 75 < 0, lesser of Item 75 and Item 76, else 0)		-

	Calculation of Reserve Account Draw Amount:
78	Remaining Available Funds, before Reserve Account Draw (Item 75 plus Item 77)		16,573,087.76
79	Available Funds Shortfall Amount (If Item 78 < 0, Item 78, else 0)		-
80	Reserve Account Draw Amount (If Item 79 is > 0, Lesser of Reserve Acct Balance and Item 79)		-

81	Principal Distribution Amount (Item 69 - Available Funds Shortfall + Reserve Account Draw Amt)		81,988,234.28

	Reconciliation of Servicer Advance:
82	Beginning Balance of Servicer Advance		-
83	Less: Prior Advance Reimbursement		-
84	Plus: Additional Servicer Advances for Current Period		-
85	Ending Balance of Servicer Advance		-

F.	RESERVE ACCOUNT
	Reserve Account Balances:
86	Specified Reserve Account Balance (Lesser of (a) $3,906,250.00, and (b) the aggregate note balance)	3,906,250.00
87	Initial Reserve Account Balance	3,906,250.00
88	Beginning Reserve Account Balance	3,906,250.00
89	Plus: Net Investment Income for the Collection Period	2,419.81
90	Subtotal: Reserve Fund Available for Distribution	3,908,669.81
91	Plus: Deposit of Excess Available Funds (Item 41)	-
92	Less: Reserve Account Draw Amount (Item 80)	-
93	Subtotal Reserve Account Balance	3,908,669.81
94	Less: Reserve Account Excess Amount to Available Funds (If Item 93 > Item 86)	2,419.81
95	Equals: Ending Reserve Account Balance	3,906,250.00

96	Change in Reserve Account Balance from Immediately Preceding Payment Date	-

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial	Prior	Current Period
97	Net Pool Balance	1,749,417,713	1,749,417,713	1,655,215,690
98	Number of Current Contracts	57,024	57,024	55,771
99	Weighted Average Loan Rate	4.67%	4.67%	4.67%
100	Average Remaining Term	56.4	56.4	54.6
101	Average Original Term	64.4	64.4	64.4
102	Monthly Prepayment Rate - October Collections			1.02%
103	Monthly Prepayment Rate - November Collections			0.009413197

			Outstanding
	Net Credit Loss and Repossession Activity:	Units	Principal Balance
104	Aggregate Outstanding Principal Balance of Charged Off Receivables	93	3,464,251.83
105	Liquidation Proceeds on Related Vehicles		2,297,835.05
106	Recoveries Received on Receivables Previously Charged Off		32,804.51
107	Net Principal Losses for Current Collection Period	93	1,133,612.27

108	Beginning Net Principal Losses	-	-
109	Net Principal Losses for Current Collection Period	93	1,133,612.27
110	Cumulative Net Principal Losses	93	1,133,612.27
111	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,749,417,712.75)		0.06%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
112	Current	99.50%	55,530	1,646,862,352.44
113	30 - 59 Days Delinquent	0.41%	195	6,776,599.81
114	60 - 89 Days Delinquent	0.10%	46	1,576,737.82
115	90-120 Days Delinquent1	0.00%	-	-
116	Total	100.00%	55,771	1,655,215,690.07

H.	DELINQUENCY AND NET LOSS RATIOS
117	Ratio of Net Principal Losses to the Pool balance as of Each Collection Period	Percentage
118	Current Period	0.06%
119	Prior Period	N/A
120	Two Periods Prior	N/A
121	Three Periods Prior	N/A
	Four Period Average (Current and Three Prior Collection Periods)	0.06%

122	Total Delinquencies - Ratio of Principal Balance of 61-Day Delinquent Receivables to the Pool balance as of Each Collection Period	Percentage
123	Current Period	0.10%
124	Prior Period	N/A
125	Two Periods Prior	N/A
126	Three Periods Prior	N/A
	Four Period Average (Current and Three Prior Collection Periods)	0.10%

127	Delinquency Trigger	3.22%
128	Delinquency Percentage (60-Day Delinquent Receivables)	0.10%
129	Delinquency Trigger occurred in this collection Period?	No

Summary of Material Modifications, Extensions or Waivers
None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect
of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
None in the current month

Credit Risk Retention Information (To appear on the first servicing certificate after closing)
Pursuant to the Securities and Exchange Commission’s credit risk retention rules, 17 C.F.R. Part 246 (“Regulation RR”), VW Credit, Inc. is required to retain an economic interest in the credit risk of the receivables with a fair value of at least 5% of the aggregate fair value of the notes and the certificate on the Closing Date. Volkswagen Auto Lease/Loan Underwritten Funding, LLC, the depositor and a wholly-owned affiliate of VW Credit, Inc., retained all of the certificates as of the Closing Date as an “eligible horizontal residual interest” (“EHRI”). VW Credit, Inc. recalculated the fair value of EHRI as of the Closing Date, and no changes in the fair value methodology or inputs and assumptions described in the prospectus were made. As of the Closing Date, the approximate fair value of the EHRI retained by the depositor was equal to $184,385,955.91 (10.95% expressed as a percentage of the fair value of the EHRI and the Notes). The depositor is retaining a sufficient portion of the certificates necessary to satisfy the requirements of Regulation RR.

VW CREDIT, INC., as Servicer